Trade receivables	12 Months Ended
Dec. 31, 2022
Trade receivable
Trade receivable

6. Trade receivables

An aging analysis of the trade receivables as of December 31, 2021 and 2022, based on the recognition date and net of credit loss provisions, is as follows:

	As of December 31,
	2021	2022
Within 3 months	16,462	35,065
Between 3 months and 6 months	890	41
Between 6 months and 1 year	—	1
More than 1 year	103,189	13,274
Total	120,541	48,381

The Company received government subsidies on behalf of customers for purchases of new energy vehicles of RMB89,840 in 2022, whose aging was more than 1 year as of December 2021.